Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash in banks	$ 425,017	$ 255,750
Time deposits	49,527	30,434
Cash and cash equivalents	$ 474,544	$ 286,184	$ 147,153	$ 131,123